Equity	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Equity
29. Equity
Equity share capital

Allotted, called up and fully paid	Number of shares millions	Nominal value $m	Share premium $m	Equity share capital $m

At 1 January 2021 (ordinary shares of 20 340 / 399 p each)	187	53	103	156

Exchange adjustments	–	–	(2)	(2)

At 31 December 2021 (ordinary shares of 20 340 / 399 p each)	187	53	101	154

Repurchased and cancelled under share repurchase programme	(4)	(1)	–	(1)

Exchange adjustments	–	(6)	(10)	(16)

At 31 December 2022 (ordinary shares of 20 340 / 399 p each)	183	46	91	137

Repurchased and cancelled under share repurchase programme	(11)	(3)	–	(3)

Exchange adjustments	–	3	4	7

At 31 December 2023 (ordinary shares of 20 340 / 399 p each)	172	46	95	141
Under the authority given to the Company by shareholders at the AGM held on 6 May 2022 to purchase its own shares, in August 2022 the Board approved a $500m share buyback programme that commenced on 9 August 2022 and completed on 31 January 2023. In February 2023 the Board approved a further $750m share buyback programme which completed on 29 December 2023. In the year ended 31 December 2023, 10.9m shares were repurchased for total consideration of $790m including $28m transaction costs and subsequently cancelled. Of the total consideration, $38m relates to the completion of the 2022 programme and $752m relates to the 2023 programme. The cost of treasury shares and related transaction costs have been deducted from retained earnings. In the year ended 31 December 2022, 9.1m shares were repurchased for total consideration of $482m including $2m transaction costs, of which 4.5m were held as treasury shares and 4.6m were cancelled.
When approving shareholder returns in 2022 and 2023, the Board first reviewed the Parent Company Financial Statements to confirm availability of sufficient distributable reserves.
In February 2024, the Board approved a further $800m share buyback programme. A resolution to renew the authority to repurchase shares will be put to shareholders at the AGM on 3 May 2024.
The Company no longer has an authorised share capital.
Shares held by employee share trusts

	Number of shares millions	Carrying value $m	Market value $m

31 December 2023	0.8	35.0	73.6

31 December 2022	1.1	37.0	62.8

31 December 2021	0.9	21.7	57.3
Shares held by employee share trusts includes 0.2m shares (2022: 0.2m shares) held in a nominee account on behalf of participants.
Treasury shares

	Number of shares millions	Nominal value $m

At 1 January 2021	5.1	1.4

Transferred to employee share trusts	(1.4)	(0.4)

At 31 December 2021	3.7	1.0

Transferred to employee share trusts	(0.7)	(0.2)

Repurchased under share repurchase programme	4.5	1.1

At 31 December 2022	7.5	1.9

Transferred to employee share trusts	(0.5)	(0.1)

Exchange adjustments	–	0.1

At 31 December 2023	7.0	1.9

Cash flow hedge reserves

	Cash flow hedge reserve $m	Cost of hedging reserve $m	Total $m

At 1 January 2021	(11)	(13)	(24)

Costs of hedging deferred and recognised in other comprehensive income	–	2	2

Change in fair value of currency swaps recognised in other comprehensive income	(62)	–	(62)

Reclassified from other comprehensive income to profit or loss – included in financial expenses	96	–	96

Deferred tax	(7)	–	(7)

At 31 December 2021	16	(11)	5

Costs of hedging deferred and recognised in other comprehensive income	–	3	3

Change in fair value of currency swaps recognised in other comprehensive income	33	–	33

Reclassified from other comprehensive income to profit or loss – included in financial expenses	(43)	–	(43)

Deferred tax	2	–	2

At 31 December 2022	8	(8)	–

Change in fair value of currency swaps recognised in other comprehensive income	(30)	–	(30)

Reclassified from other comprehensive income to profit or loss – included in financial expenses	28	–	28

At 31 December 2023	6	(8)	(2)
Amounts reclassified from other comprehensive income to financial expenses comprise $14m (2022: $14m, 2021: $15m) net interest payable on the currency swaps and an exchange loss of $14m (2022: $57m gain, 2021: $81m loss) which offsets a corresponding gain or loss on the hedged bonds.